Income Taxes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Jan. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforward		$ 7,700,000
Net operating loss expire, description		The Company’s NOL expires in 2039.
Valuation allowance		$ 1,250,000
Corporate rate, description	the Tax Cuts and Jobs Act (the “Tax Act”) significantly revised U.S. corporate income tax law by, among other things, reducing the corporate rate from 34% to 21%.